Investments (Details Textuals 16) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Agricultural mortgage loans portfolio segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Estimated fair value of mortgage loans held-for-investment	$ 13,600	$ 12,900
Residential mortgage loans portfolio segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Estimated fair value of mortgage loans held-for-investment	$ 737	$ 2,300